Equity (Details Textual) - USD ($)				1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 05, 2014	Apr. 02, 2014	Jun. 12, 2013	Jul. 18, 2014	Jun. 23, 2014	Dec. 19, 2013	Sep. 30, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 12, 2012	Dec. 31, 2011
Equity Disclosure [Line Items]
Common Stock, Shares, Issued								47,345,816	47,345,816	39,937,432			26,822,215
Common Stock, Shares, Outstanding								47,345,816	47,345,816	39,937,432			26,822,215
Preferred Stock, Shares Issued								14,800,000	14,800,000	19,800,000
Preferred Stock, Shares Outstanding								14,800,000	14,800,000	19,800,000
Preferred Stock, Shares Authorized								31,155,282	31,155,282	31,155,282
Stock Issued During Period, Value, Acquisitions										$ 0
Stock Issued During Period, Shares, Issued for Services		30,000				145,000
Stock Issued During Period, Value, Issued for Services						$ 130,500			$ 78,001	$ 190,500
Share Price						$ 0.90
Preferred Stock, Par Or Stated Value Per Share								$ 0.01	$ 0.01	$ 0.01
Conversion of Stock, Shares Converted								5,000,000	5,000,000
Conversion of Stock, Shares Issued								5,000,000	5,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					75,000
Closing Share Price Per Share					$ 0.49
Before Conversion To Common Staock [Member]
Equity Disclosure [Line Items]
Preferred Stock, Shares Issued									14,800,000
Preferred Stock, Shares Outstanding									14,800,000
Consulting Services [Member]
Equity Disclosure [Line Items]
Stock Issued During Period, Shares, Issued for Services							60,000		90,000
Stock Issued During Period, Value, Issued for Services							$ 60,000	$ 51,300
Share Price							$ 1.00
Common Stock [Member]
Equity Disclosure [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 3,000							$ 3,000
Stock Issued During Period, Shares, Issued for Services									180,000	205,000
Stock Issued During Period, Value, Issued for Services									$ 180	$ 205
Conversion of Stock, Shares Converted	209,795			177,514
Conversion of Stock, Amount Converted	$ 30,000			$ 30,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									462,309
SPHSA Subsidiary co [Member]
Equity Disclosure [Line Items]
Debt Instrument Convertible, Shares Number, of Equity Instruments			6,865
Debt Conversion, Converted Instrument, Shares Issued			6,864,811
Stock Issued During Period, Value, Acquisitions			$ 3,000,000
Non Voting Convertible Preferred Stock [Member]
Equity Disclosure [Line Items]
Preferred Stock, Shares Authorized												31,155,282
Preferred Stock, Par Or Stated Value Per Share												$ 0.01
Spi Stock Holders Loan [Member]
Equity Disclosure [Line Items]
Common Stock, Shares, Issued											2,500,000
Common Stock, Shares, Outstanding											36,700,631
Conversion Of Loan Into Common Stock Shares											7,378,416